Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 2,973	$ 3,140
Accrued interest expenses	4,778	5,876
Settlement and clearing accounts	1,508	1,944
Lease liabilities	4,257	4,597
Other	2,346	5,476
Total other financial liabilities measured at amortized cost	$ 15,862	$ 21,033